REVENUE AND DEFERRED REVENUE (Tables)	9 Months Ended
Sep. 30, 2025
Revenue And Deferred Revenue
SCHEDULE OF REVENUE FROM SOURCES

	September 30, 2025	September 30, 2024
Software development	$417,608	$592,016
Software license	118,653	148,193
Software supports	39,561	30,321
Cloud hosting	37,003	37,659
Others	6,169	8,344
	$618,994	$816,533

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	September 30, 2025	September 30, 2024
Revenue recognized over time	$500,341	$668,340
Revenue recognized at a point of time	118,653	148,193
	$618,994	$816,533

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	September 30, 2025	December 31, 2024
Deferred revenue, beginning	$140,088	$131,794
Customer payments received attributable to contract liabilities for unearned revenue	19,726	141,126
Revenue recognized from fulfilling contract liabilities	(105,352)	(132,832)
Deferred revenue, ending	$54,462	$140,088